SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Convenience translation, Restricted cash, Accounts receivable and Inventories (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) $ / ¥	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($) $ / ¥
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Buying rate	6.8972			6.8972
Bad debt allowance	¥ 191		¥ 765	$ 27
Inventory wrote off	¥ 33,400	$ 4,800	¥ 5,600